Organization and Principal Activities (Details) - Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries	12 Months Ended
Mar. 31, 2024
Boqii Corporation Limited (“Boqii Corporation”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	July 2012
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Boqii International Limited [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	August 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Xingmu International Limited [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation or acquisition	August 2019
Percentage of direct or indirect	51.00%
Principal activities	Investment holding
Xingmu HK Limited [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	November 2019
Percentage of direct or indirect	51.00%
Principal activities	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Nanjing, the PRC
Date of incorporation or acquisition	November 2019
Percentage of direct or indirect	51.00%
Principal activities	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	November 2012
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd. [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	February 2013
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	November 2012
Percentage of direct or indirect	100.00%
Principal activities	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Nanjing, the PRC
Date of incorporation or acquisition	November 2019
Percentage of direct or indirect	51.00%
Principal activities	Biotechnology research and development
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Suzhou, the PRC
Date of incorporation or acquisition	June 2021
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”) [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Suzhou, the PRC
Date of incorporation or acquisition	April 2022
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Boqii (Shanghai) Information Technology Co., Ltd. [Member]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	August 2014
Percentage of direct or indirect	90.00%
Principal activities	Technology development